16. INVESTMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about investment property [abstract]
INVESTMENTS
16.	INVESTMENTS
	Control	2020	2019
Hidrelétrica Cachoeirão	Jointly-controlled	53	54
Guanhães Energia	Jointly-controlled	131	131
Hidrelétrica Pipoca	Jointly-controlled	36	31
Retiro Baixo	Jointly-controlled	195	180
Aliança Norte (Belo Monte plant)	Jointly-controlled	631	671
Amazônia Energia (Belo Monte plant)	Jointly-controlled	965	1,028
Madeira Energia (Santo Antônio plant)	Affiliated	209	167
FIP Melbourne (Santo Antônio plant)	Affiliated	158	385
Lightger	Jointly-controlled	131	128
Baguari Energia	Jointly-controlled	159	157
Aliança Geração	Jointly-controlled	1,167	1,192
Taesa	Jointly-controlled	1,467	1,213
Ativas Data Center	Affiliated	17	16
UFV Janaúba Geração de Energia Elétrica Distribuída	Jointly-controlled	10	10
UFV Manga Geração de Energia Elétrica Distribuída	Jointly-controlled	11	—
UFV Corinto Geração de Energia Elétrica S.A.	Jointly-controlled	10	—
UFV Bonfinópolis Geração de Energia Elétrica Distribuída	Jointly-controlled	6	—
UFV Lagoa Grande Geração de Energia Elétrica Distribuída	Jointly-controlled	15	—
UFV Lontra Geração de Energia Elétrica Distribuída	Jointly-controlled	17	—
UFV Mato Verde Geração de Energia Elétrica Distribuída	Jointly-controlled	6	—
UFV Mirabela Geração de Energia Elétrica Distribuída	Jointly-controlled	4	—
UFV Porteirinha I Geração de Energia Elétrica Distribuída	Jointly-controlled	6	—
UFV Porteirinha II Geração de Energia Elétrica Distribuída	Jointly-controlled	7	—
Companhia de Transmissão Centroeste de Minas	Subsidiary	—	24
Axxiom Soluções Tecnológicas	Jointly-controlled	4	13
Total of investments		5,415	5,400
Itaocara – equity deficit (1)	Jointly-controlled	(30)	(22)
Total		5,385	5,378
(1)	On December 31, 2020 and 2019, the investee has negative net equity. Thus, after reducing the accounting value of its interest to zero, the Company recognized the provision for losses to the extent of its obligations, in the amount of R$30 (R$22 on December 31, 2019), resulting from contractual obligations assumed with the jointly-controlled entity and the other shareholders.

The Company’s investees that are not consolidated are jointly-controlled entities, with the exception of the interests in the affiliates Light, classified as asset held for sale, Madeira Energia ‘Santo Antônio’ power plant and Ativas Data Center.

On December 31, 2019, the investee ‘Usina Hidrelétrica Itaocara’ had negative shareholders’ equity. Thus, after reducing the accounting value of its interest to zero, the Company recognized the loss to the extent that it assumed contractual obligations with the subsidiary and the other shareholders, which on December 31, 2020 is R$30 (R$22 on December 31, 2019).

On December 31, 2020, management considered that there was some indication, due to the economic shock of the Covid-19 pandemic (Note 1e), of potential decline in value of assets, as referred to in IAS 36– Impairments of Assets. Considering, however, the pandemic’s effects on the economic context, and the fact that the long-term expectation of realization of the assets underwent no change, management of the Company assessed the recoverable amount of the assets for which there were indications that they may be impaired and concluded that the reported assets net carrying amount is recoverable, and thus that there was no need to recognize any impairment loss in the Company nor its subsidiaries as a result of the current economic scenario.

Additionally, in relation to the above, the Company’s management has assessed the risk threatening all its investments ability to continue as a going concern, taking substantially into consideration: the economic-financial clauses of Cemig D and Gasmig; the guarantee of revenues of the transmission companies; the protection against force majeure reduction in regulated generation contracts; and all the legal measures that have been applied by the federal government and by Aneel – and has concluded that the Company and its subsidiaries’ ability to continue as going concern is secure.

a)	Right to exploitation of the regulated activity

In the process of allocating the purchase price for of the acquisition of the jointly-controlled subsidiaries and affiliates, a valuation was made for the intangible assets relating to the right to operate the infrastructure. These assets are presented together with the acquisition cost of the investments in the previous table. These assets will be amortized over the remaining period of the concessions on a straight-line basis.

The rights of authorization to generate wind energy granted to Parajuru and Volta do Rio, valued at R$54 (R$60 on December 31, 2019) and R$74 (R$67 on December 31, 2019), respectively, are classified in the financial statements of the Company under Intangibles. These concession assets are amortized by the straight-line method, during the period of the concession. For further information see note 18.

Changes in these assets are as follows:

Investees	2017	Additions	Amortization	Written off	2018	Amortization	2019	Amortization	2020
Retiro Baixo	28	6	(2)	—	32	(1)	31	(1)	30
Central Eólica Praias de Parajuru (1)	17	—	(2)	(15)	—	—	—	—	—
Central Eólica Volta do Rio (1)	11	—	(1)	(10)	—	—	—	—	—
Central Eólica Praias de Morgado (1)	24	—	(2)	(22)	—	—	—	—	—
Madeira Energia (Santo Antônio plant)	151	—	(6)	(127)	18	(1)	17	(1)	16
Lightger	—	84	—	—	84	(3)	81	(3)	78
Aliança Geração	403	—	(25)	—	378	(25)	353	(25)	328
Aliança Norte (Belo Monte plant)	55	—	(2)	—	53	(2)	51	(2)	49
Taesa	189	—	(9)	—	180	(9)	171	(8)	163
Light	186	—	(20)	(166)	—	—	—	—	—
RME	44	20	(5)	(59)	—	—	—	—	—
Total	1,108	110	(74)	(399)	745	(41)	704	(40)	664
(1)	As from 2018 the investees Central Eólica Praias de Parajuru and Central Eólica Volta do Rio are being consolidated.

b)	This table shows the changes in investments in subsidiaries, jointly-controlled entities and affiliates:
Investee	2019	Gain (loss) by equity method (Income statement) (3)	Remeasurement of previously held equity interest in subsidiaries acquired (step-acquisition)	Dividends	Additions / acquisitions	Others	Disposals	2020
Companhia de Transmissão Centroeste de Minas	24	—	37	—	45	14	(120)	—
Hidrelétrica Cachoeirão	54	9	—	(10)	—	—	—	53
Guanhães Energia (1)	131	—	—	—	—	—	—	131
Hidrelétrica Pipoca	31	11	—	(6)	—	—	—	36
Madeira Energia (Santo Antônio plant)	167	42	—	—	—	—	—	209
FIP Melbourne (Santo Antônio plant)	385	(227)	—	—	—	—	—	158
Lightger (1)	128	10	—	(7)	—	—	—	131
Baguari Energia	157	23	—	(21)	—	—	—	159
Amazônia Energia (Belo Monte plant)	1,028	(63)	—	—	—	—	—	965
Aliança Norte (Belo Monte plant)	671	(40)	—	—	—	—	—	631
Ativas Data Center	16	1	—	—	—	—	—	17
Taesa	1,213	494	—	(240)	—	—	—	1,467
Aliança Geração	1,192	89	—	(114)	—	—	—	1,167
Retiro Baixo	180	15	—	—	—	—	—	195
UFV Janaúba Geração de Energia Elétrica Distribuída	10	1	—	(1)	—	—	—	10
UFV Corinto Geração de Energia Elétrica Distribuída	—	1	—	—	9	—	—	10
UFV Manga Geração de Energia Elétrica Distribuída	—	1	—	—	10	—	—	11
UFV Bonfinópolis II Geração de Energia Elétrica Distribuída	—	—	—	—	6	—	—	6
UFV Lagoa Grande Geração de Energia Elétrica Distribuída	—	3	—	—	12	—	—	15
UFV Lontra Geração de Energia Elétrica Distribuída	—	3	—	—	14	—	—	17
UFV Mato Verde Geração de Energia Elétrica Distribuída	—	1	—	—	5	—	—	6
UFV Mirabela Geração de Energia Elétrica Distribuída	—	—	—	—	5	(1)	—	4
UFV Porteirinha I Geração de Energia Elétrica Distribuída	—	—	—	—	6	—	—	6
UFV Porteirinha II Geração de Energia Elétrica Distribuída	—	1	—	—	6	—	—	7
Axxiom Soluções Tecnológicas (1)	13	(9)	—	—	—	—	—	4
Total of investments	5,400	366	37	(399)	118	13	(120)	5,415
Itaocara – equity déficit (2)	(22)	(9)	—	—	1	—	—	(30)
Total	5,378	357	37	(399)	119	13	(120)	5,385
(1)	With the loss of control of Light, the remaining equity interest in these investees was recognized as an investment in affiliates or jointly-controlled subsidiaries, and measured by the equity method, in accordance with IFRS 10. More details see notes 1 and 33.
(2)	On December 31, 2019, the investee had negative shareholders’ equity. Thus, after reducing the accounting value of its interest to zero, the Company recognized the provision for losses on investments, in the amount of R$22, resulting from contractual obligations assumed with the subsidiary and the other shareholders.
(3)	Includes bargain purchase related to the acquisition of the joint-controlled entities UFV Corinto, UFV Manga, UFV Lagoa Grande, UFV Lontra, UFV Mato Verde and UFV Porteirinha II, in the amount of R$7.
Investee	2018	Gain (loss) by equity method (Income statement)	Remeasurement of equity interest held in subsidiaries after loss of control	Dividends	Additions / acquisitions	Others	2019
Companhia de Transmissão Centroeste de Minas	20	4	—	—	—	—	24
Axxiom Soluções Tecnológicas	—	—	4	—	9	—	13
Lightger	—	—	128	—	—	—	128
Guanhães Energia	—	—	131	—	—	—	131
Usina Hidrelétrica Itaocara S.A.	—	(50)	5	—	23	22	—
Hidrelétrica Pipoca	31	4	—	(4)	—	—	31
Madeira Energia (Santo Antônio plant)	270	(103)	—	—	—	—	167
FIP Melbourne (Santo Antônio plant)	470	(85)	—	—	—	—	385
Hidrelétrica Cachoeirão	49	11	—	(6)	—	—	54
Baguari Energia	162	22	—	(27)	—	—	157
Amazônia Energia (Belo Monte plant)	1,013	15	—	—	—	—	1,028
Aliança Norte (Belo Monte plant)	664	6	—	—	1	—	671
Ativas Data Center	16	—	—	—	—	—	16
Taesa	1,143	210	—	(141)	—	1	1,213
Aliança Geração	1,217	78	—	(103)	—	—	1,192
Retiro Baixo	171	12	—	(3)	—	—	180
UFV Janaúba Geração de Energia Elétrica Distribuída	9	1	—	—	—	—	10
Total of investments	5,235	125	268	(284)	33	23	5,400
Itaocara – equity deficit	—	—	—	—	—	(22)	(22)
Total	5,235	125	268	(284)	33	1	5,378
(1)	With the loss of control of Light, the remaining equity interest in these investees was recognized as an investment in affiliates or jointly-controlled subsidiaries, and measured by the equity method, in accordance with IFRS 10. More details see notes 1 and 32.
(2)	On December 31, 2019, the investee had negative shareholders’ equity. Thus, after reducing the accounting value of its interest to zero, the Company recognized the provision for losses on investments, in the amount of R$22, resulting from contractual obligations assumed with the subsidiary and the other shareholders.
Investee	2017	Gain (loss) by equity method (Income statement)	Remeasurement of previously held equity interest in subsidiaries acquired (step-acquisition)	Dividends	Additions / acquisitions	Disposals	Reclassification to held for sale	Others	2018
Companhia de Transmissão Centroeste de Minas	21	5	—	(6)	—	—	—	—	20
Light (1)	1,534	19	(231)	(8)	—	—	(1,255)	(59)	—
RME (1)	383	3	(52)	(1)	104	—	(326)	(111)	—
Axxiom Soluções Tecnológicas (1)	12	(7)	—	—	—	—	(4)	(1)	—
Lightger (1)	41	3	84	(2)	—	—	(126)	—	—
Guanhães Energia (1)	25	30	—	—	57	—	(112)	—	—
Usina Hidrelétrica Itaocara S.A. (!)	4	(4)	—	—	5	—	(5)	—	—
Hidrelétrica Pipoca	26	7	—	(2)	—	—	—	—	31
Madeira Energia (Santo Antônio plant) (2) (4)	535	(163)	—	—	25	—	—	(127)	270
FIP Melbourne (Santo Antônio plant) (4)	582	(139)	—	—	27	—	—	—	470
Hidrelétrica Cachoeirão	58	10	—	(19)	—	—	—	—	49
Baguari Energia	148	28	—	(15)	—	—	—	1	162
Central Eólica Praias de Parajuru (3)	60	(6)	21	—	74	(3)	—	(146)	—
Central Eólica Volta do Rio (3)	68	(16)	59	—	92	(22)	—	(181)	—
Central Eólica Praias de Morgado (3)	51	(15)	—	—	—	(12)	—	(24)	—
Amazônia Energia (Belo Monte plant)	867	80	—	—	69	—	—	(3)	1,013
Aliança Norte (Belo Monte plant)	577	44	—	—	43	—	—	—	664
Ativas Data Center	17	(1)	—	—	—	—	—	—	16
Taesa (1)	1,101	225	—	(208)	—	—	—	25	1,143
Renova	282	(282)	—	—	—	—	—	—	—
Aliança Geração	1,242	65	—	(90)	—	—	—	—	1,217
Retiro Baixo	158	10	—	(3)	6	—	—	—	171
UFV Janaúba Geração de Energia Elétrica Distribuída	—	—	—	—	9	—	—	—	9
Total of investments	7,792	(104)	(119)	(354)	511	(37)	(1,828)	(626)	5,235
(1)	Others arises from first adoption of the new accounting standards on January 1, 2018, recognized by the investees directly in equity without inclusion in the Income statement. The column Reclassification to ” held for sale” includes the effect of the reclassification of the investment in Light, Axxiom, Lightger, Guanhães and Itaocara to Non-current assets held for sale, in accordance with IFRS 5.
(2)	Due to the result of analysis of impairment indication, due to the recurring losses incurred by Madeira, a provision was recognized for loss of part of the residual added value of the investment in Madeira, to limit its balance to the minimum value of the excess of future economic benefits arising from use of the net fixed asset on December 31, 2018, using the nominal WACC of 9.59% as the discount rate. The provision is presented in the statement of income for the year ended December 31, 2018 as Impairment loss on Investments.
(3)	Arising from the business combination between the Company and Energimp. The rights to exploitation of the regulated activity are classified in the consolidated statement of financial position under Intangible.
(4)	In October 2018 the Company subscribed capital increases in Mesa and FIP Melbourne, of R$25 and R$26, respectively. These funds were entirely applied in capital contributions to Santo Antônio Energia S.A. (‘Saesa’ or ‘Santo Antônio Hydroelectric Plant’).

Changes in dividends receivable are as follows:

	2020	2019
Opening balances	186	119
Dividends proposed by investees	399	285
Elimination of dividends due to business combination	(1)	—
Dividends proposed by investee classified as held for sale	—	73
Adjustment of dividends proposed by investee classified as held for sale	(1)	—
Withholding income tax on Interest on equity	(8)	(8)
Amounts received	(387)	(283)
Ending balances	188	186

c)	Main information on the subsidiaries, jointly-controlled entities and affiliates, not adjusted for the percentage represented by the Company’s ownership interest:
Investee	Number of shares	2020			2019			01/01/2019
		Cemig interest %	Share capital	Equity	Cemig interest %	Share capital	Equity	Cemig interest %	Share capital	Equity
Cemig Geração e Transmissão	2,896,785,358	100.00	4,000	5,842	100.00	2,600	5,348	100.00	2,600	5,125
Madeira Energia (Santo Antônio plant)	12,034,025,147	15.51	10,620	2,259	15.51	10,620	3,705	15.51	10,620	4,657
Hidrelétrica Cachoeirão	35,000,000	49.00	35	110	49.00	35	110	49.00	35	100
Guanhães Energia	548,626,000	49.00	549	268	49.00	549	268	49.00	396	228
Hidrelétrica Pipoca	41,360,000	49.00	41	73	49.00	41	63	49.00	41	63
Baguari Energia (1)	26,157,300,278	69.39	187	229	69.39	187	227	69.39	187	234
Central Eólica Praias de Parajuru	70,560,000	100.00	71	107	100.00	72	89	100.00	72	80
Central Eólica Volta do Rio	117,230,000	100.00	117	171	100.00	139	58	100.00	139	84
Lightger	79,078,937	49.00	79	106	49.00	79	95	49.00	79	86
Aliança Norte (Belo Monte plant)	41,923.360.811	49.00	1,209	1,189	49.00	1,208	1,266	49.00	1,206	1,247
Amazônia Energia (Belo Monte plant) (1)	1,322,597,723	74.50	1,323	1,296	74.50	1,323	1,380	74.50	1,322	1,359
Aliança Geração	1,291,500	45.00	1,291	1,858	45.00	1,291	1,858	45.00	1,291	1,858
Retiro Baixo	225,350,000	49.90	225	325	49.90	225	300	49.90	223	278
Renova (1) (2)	41,719,724	36.23	2,961	(1,108)	36.23	2,961	(1,130)	36.23	2,919	(76)
Usina Hidrelétrica Itaocara S.A.	71,708,500	49.00	72	(60)	49.00	69	(45)	49.00	22	10
Cemig Ger.Três Marias S.A.	1,291,423,369	100.00	1,291	1,452	100.00	1,291	1,408	100.00	1,291	1,396
Cemig Ger.Salto Grande S.A	405,267,607	100.00	405	455	100.00	405	446	100.00	405	440
Cemig Ger. Itutinga S.A.	151,309,332	100.00	151	180	100.00	151	184	100.00	151	179
Cemig Geração Camargos S.A.	113,499,102	100.00	113	144	100.00	113	136	100.00	113	132
Cemig Geração Sul S.A.	148,146,505	100.00	148	174	100.00	148	179	100.00	148	176
Cemig Geração Leste S.A.	100,568,929	100.00	101	127	100.00	101	127	100.00	101	121
Cemig Geração Oeste S.A.	60,595,484	100.00	61	84	100.00	61	73	100.00	61	70
Rosal Energia S.A.	46,944,467	100.00	47	127	100.00	47	128	100.00	47	125
Sá Carvalho S.A.	361,200,000	100.00	37	115	100.00	37	124	100.00	37	94
Horizontes Energia S.A.	39,257,563	100.00	39	55	100.00	39	57	100.00	39	55
Cemig PCH S.A.	45,952,000	100.00	46	90	100.00	46	98	100.00	46	93
Cemig Geração Poço Fundo S.A.	1,402,000	100.00	1	4	100.00	1	4	100.00	17	18
Empresa de Serviços de Comercialização de Energia Elétrica S.A.	486,000	100.00	—	57	100.00	—	28	100.00	—	27
Cemig Comercializadora de Energia Incentivada S.A. (3)	—	—	—	—	100.00	1	3	100.00	1	3
Cemig Trading S.A.	1,000,000	100.00	1	30	100.00	1	31	100.00	1	28
Cemig Distribuição	2,359,113,452	100.00	5,372	6,022	100.00	5,372	4,708	100.00	2,772	4,708
TAESA	1,033,496,721	21.68	3,042	6,026	21.68	3,042	4,927	21.68	3,042	4,572
Ativas Data Center	456,540,718	19.60	182	86	19.60	182	82	19.60	182	84
Gasmig	409,255,483	99.57	665	1,079	99.57	665	988	99.57	665	1,001
Cemig Geração Distribuída (4)	—	—	—	—	100.00	—	11	100.00	—	3
LEPSA	—	—	—	—	—	—	—	100.00	406	447
RME	—	—	—	—	—	—	—	100.00	403	423
Cemig Sim (Efficientia) (5)	24,431,845	100.00	24	94	100.00	15	17	100.00	15	18
Companhia de Transmissão Centroeste de Minas (6)	28,000,000	51.00	28	118	51.00	28	47	51.00	28	39
Axxiom Soluções Tecnológicas	65,165,000	49.00	65	9	49.00	58	27	49.00	47	17
UFV Janaúba Geração de Energia Elétrica Distribuída	18,509,900	49.00	19	22	—	—	—	—	—	—
UFV Corinto Geração de Energia Elétrica Distribuída	18,000,000	49.00	18	20	—	—	—	—	—	—
UFV Manga Geração de Energia Elétrica Distribuída	21,235,933	49.00	21	24	—	—	—	—	—	—
UFV Bonfinópolis Geração de Energia Elétrica Distribuída	13,197,187	49.00	13	13	—	—	—	—	—	—
UFV Lagoa Grande Geração de Energia Elétrica Distribuída	25,471,844	49.00	25	26	—	—	—	—	—	—
UFV Lontra Geração de Energia Elétrica Distribuída	29,010,219	49.00	29	29	—	—	—	—	—	—
UFV Mato Verde Geração de Energia Elétrica Distribuída	11,030,391	49.00	11	12	—	—	—	—	—	—
UFV Mirabela Geração de Energia Elétrica Distribuída	9,320,875	49.00	9	9	—	—	—	—	—	—
UFV Porteirinha I Geração de Energia Elétrica Distribuída	12,348,392	49.00	12	13	—	—	—	—	—	—
UFV Porteirinha II Geração de Energia Elétrica Distribuída	11,702,733	49.00	12	12	—	—	—	—	—	—
(1)	Jointly-control under a Shareholders’ Agreement.
(2)	In view of Renova’s negative net equity, the Company reduced to zero the carrying value of its equity interests in this investee, at December 31, 2018. Renova adjusted its equity interest in the joint-venture Brasil PCH and recognized adjustments in its financial statements related to shares in profits and losses arising from this investee from the year of 2018, which resulted in restatement of its financial statements of December 31, 2019.
(3)	On October 1, 2020, Cemig GT completed the merger of its subsidiary Cemig Comercializadora de Energia Incentivada S.A., at book value, with consequent extinction of this investee, and the Cemig GT becoming its successor in all its assets, rights and obligations.
(4)	On October 19, 2020, the Cemig Geração Distribuída was merged with the Company, at book value, with consequent extinction of this investee, and the Company becoming its successor in all its assets, rights and obligations.
(5)	On April 14, 2020, the minute of the Annual General Meeting that decided about changes in this subsidiary’s By-laws was registered in the commercial registry authority, changing the name of this subsidiary to Cemig Soluções Inteligentes em Energia S.A.-CEMIG SIM.
(6)	On January 13, 2020, the Company concluded acquisition of the equity interest of 49% of the share capital held by Eletrobras in Centroeste.

On December 31, 2020, the Company had indirect equity interests in the following investees:

	2020 and 2019 (1)
	Direct interest %	Indirect interest %
Amazônia	74.50%	5.76%
LightGer	49.00%	11.52%
Guanhães	49.00%	11.52%
Axxiom	49.00%	11.52%
UHE Itaocara	49.00%	11.52%
(1)	After selling the shares held in Light, on January 22, 2021, the Company no longer holds the indirect interest above.

The main balances for the affiliated and jointly-controlled entities, at December 31, 2020, 2019 and 2018, are as follows:

2020	Hidrelétrica Itaocara S.A.	Ativas Data Center	Taesa	Axxiom Soluções Tecnológicas	Lightger	Hidrelétrica Cachoeirão
Assets
Current	3	39	2,360	20	103	30
Cash and cash equivalents	2	12	896	3	80	26
Non-current	10	104	11,745	21	129	80
Total assets	13	143	14,105	41	232	110

Liabilities
Current	73	39	841	25	72	2
Loans and financings – Current	—	27	121	7	9	—
Non-current	—	18	7,238	7	54	—
Loans and financings – Non-Current	—	16	923	1	54	—
Equity	(60)	86	6,026	9	106	108
Total liabilities and equity	13	143	14,105	41	232	110

Statement of income
Net sales revenue	—	94	3,561	41	52	34
Cost of sales	(13)	(78)	(1,048)	(38)	(9)	(15)
Depreciation and amortization	—	(15)	(7)	(2)	(11)	(3)
Gross profit (loss)	(13)	16	2,513	3	43	19
General and administrative expenses	—	(8)	(153)	(5)	(1)	—
Finance income	—	—	39	—	2	1
Finance expenses	(5)	(3)	(514)	(1)	(16)	—
Operational profit (loss)	(18)	5	1,885	(3)	28	20
Share of (loss) profit, net, of subsidiaries and joint ventures	—	—	834	—	—	—
Income tax and social contribution tax	—	(2)	(456)	—	(2)	(1)
Net income (loss) for the year	(18)	3	2,263	(3)	26	19

Comprehensive income (loss) for the year	(18)	3	2,263	(3)	26	19
2020	Hidrelétrica Pipoca	Retiro Baixo	Aliança Norte	Guanhães Energia	Amazônia Energia	Renova	Madeira Energia
Assets
Current	21	87	—	13	—	998	945
Cash and cash equivalents	8	74	—	6	—	29	263
Non-current	89	331	1,189	405	1,296	1,299	21,370
Total assets	110	418	1,189	418	1,296	2,297	22,315

Liabilities
Current	17	30	—	27	—	725	1,150
Loans and financings – Current	7	14	—	12	—	380	108
Non-current	20	63	—	123	—	2,680	18,906
Loans and financings – Non-Current	20	55	—	106	—	1,083	4,902
Equity	73	325	1,189	268	1,296	(1,108)	2,259
Total liabilities and equity	110	418	1,189	418	1,296	2,297	22,315

Statement of income
Net sales revenue	33	73	—	49	—	70	3,200
Cost of sales	(6)	(29)	—	(36)	—	(46)	(2,720)
Depreciation and amortization	(3)	(11)	—	(17)	—	(7)	(869)
Gross profit (loss)	27	44	—	13	—	24	480
General and administrative expenses	(1)	(4)	(1)	—	—	(122)	(82)
Finance income	—	2	—	—	—	—	258
Finance expenses	(2)	(6)	—	(10)	—	26	(2,112)
Operational profit (loss)	24	36	(1)	3	—	(72)	(1,456)
Share of (loss) profit, net, of subsidiaries and joint ventures	—	—	(77)	—	(84)	95	—
Income tax and social contribution tax	(2)	(3)	—	(2)	—	(1)	10
Net income (loss) for the year	22	33	(78)	1	(84)	22	(1,446)

Comprehensive income (loss) for the year	22	33	(78)	1	(84)	22	(1,446)

2020	Baguari Energia	Aliança Geração	UFV Janaúba	UFV Corinto	UFV Manga	UFV Bonfinópolis II
Assets
Current	63	805	3	2	1	—
Cash and cash equivalents	10	385	2	1	—	—
Non-current	209	2,461	19	18	23	13
Total assets	272	3,266	22	20	24	13

Liabilities
Current	22	503	—	—	—	—
Loans and financings – Current	—	19	—	—	—
Non-current	21	905	—	1	2	—
Loans and financings – Non-Current	—	261	—	—	—	—
Equity	229	1,858	22	19	22	13
Total liabilities and equity	272	3,266	22	20	24	13

Statement of income
Net sales revenue	73	1,042	—	3	3	—
Cost of sales	(30)	(580)	3	—	—	—
Depreciation and amortization	(11)	(154)	(1)	(1)	(1)	—
Gross profit (loss)	43	462	3	3	3	—
General and administrative expenses	5	(47)	—	(1)	(2)	—
Finance income	2	28	—	—	—	—
Finance expenses	(1)	(63)	—	—	—	—
Operational profit (loss)	49	380	3	2	1	—
Share of (loss) profit, net, of subsidiaries and joint ventures	—	—	—	—	—	—
Income tax and social contribution tax	(17)	(126)	—	—	—	—
Net income (loss) for the year	32	254	3	2	1	—

Comprehensive income (loss) for the year	32	254	3	2	1	—

2020	UFV Lagoa Grande	UFV Lontra	UFV Mato Verde	UFV Mirabela	UFV Porteirinha I	UFV Porteirinha II
Assets
Current	2	—	1	—	1	—
Cash and cash equivalents	1	—	—	—	—	—
Non-current	24	29	11	9	12	12
Total assets	26	29	12	9	13	12

Liabilities
Current	—	1	—	—	—	—
Non-current	—	1	—	—	—	—
Equity	26	27	12	9	13	12
Total liabilities and equity	26	29	12	9	13	12

Statement of income
Net sales revenue	2	—	—	1	—	—
Cost of sales	—	(1)	—	—	—	—
Gross profit (loss)	2	(1)	—	1	—	—
General and administrative expenses	(1)	(1)	—	—	—	(1)
Operational profit (loss)	1	(2)	—	1	—	(1)
Income tax and social contribution tax	—	—	—	—	—	1
Net income (loss) for the year	1	(2)	—	1	—	—

Comprehensive income (loss) for the year	1	(2)	—	1	—	—
2019	Centroeste	Ativas Data Center	Taesa	Axxiom Soluções Tecnológicas	Hidrelétrica Cachoeirão	Hidrelétrica Pipoca	Retiro Baixo	Aliança Norte
Assets
Current	29	33	3,568	34	35	11	68	1
Cash and cash equivalents	27	8	83	7	30	2	56	1
Non-current	35	107	7,662	26	82	89	343	1,266
Total assets	64	140	11,230	60	117	100	411	1,267

Liabilities
Current	6	24	996	28	7	11	34	1
Loans and financings – Current	3	13	10	8	—	7	14	—
Non-current	11	34	5,307	5	—	26	77	—
Loans and financings – Non-Current	8	31	4,159	—	—	26	68	—
Equity	47	82	4,927	27	110	63	300	1,266
Total liabilities and equity	64	140	11,230	60	117	100	411	1,267

Statement of income
Net sales revenue	17	83	1,795	53	38	30	70	—
Cost of sales	(5)	(75)	(574)	(54)	(17)	(15)	(30)	—
Depreciation and amortization	(1)	(18)	(5)	(2)	(3)	(3)	(9)	—
Gross profit (loss)	12	8	1,221	(1)	21	15	40	—
General and administrative expenses	(2)	(7)	(122)	(11)	—	—	(4)	(2)
Finance income	2	—	97	—	1	—	3	—
Finance expenses	(2)	(3)	(356)	(2)	—	(3)	(8)	—
Operational profit (loss)	10	(2)	840	(14)	22	12	31	(2)
Share of (loss) profit, net, of subsidiaries and joint ventures	—	—	306	—	—	—	—	19
Income tax and social contribution tax	(1)	—	(144)	5	(2)	(1)	(3)	—
Net income (loss) for the year	9	(2)	1,002	(9)	20	11	28	17
			—
Comprehensive income (loss) for the year	9	(2)	1,002	(9)	20	11	28	17
2019	Amazônia Energia	Madeira Energia	Baguari Energia	Renova (restated)	Lightger	Guanhães Energia	Aliança Geração
Assets
Current	—	750	60	21	87	11	935
Cash and cash equivalents	—	78	9	5	69	5	435
Non-current	1,380	21,680	187	2,269	124	419	2,409
Total assets	1,380	22,430	247	2,330	211	430	3,344
						—
Liabilities						—
Current	1	1,177	16	2,928	53	27	610
Loans and financings – Current	—	73	—	1,507	9	12	161
Non-current	—	17,548	4	493	63	136	876
Loans and financings – Non-Current	—	10,925	—	55	63	127	276
Equity	1,379	3,705	227	(1,130)	95	267	1,858
Total liabilities and equity	1,380	22,430	247	2,291	211	430	3,344

Statement of income
Net sales revenue	—	3,198	68	98	50	51	1,103
Cost of sales	—	(2,508)	(23)	(66)	(27)	(38)	(681)
Depreciation and amortization	—	(869)	(9)	(9)	(11)	(14)	(151)
Gross profit (loss)	—	690	45	32	23	13	422
General and administrative expenses	—	(99)	—	(660)	(2)	(5)	(31)
Finance income	—	131	4	3	4	1	39
Finance expenses	—	(1,683)	(1)	(448)	(7)	(9)	(90)
Operational profit (loss)	—	(961)	48	(1,073)	18	—	340
Share of (loss) profit, net, of subsidiaries and joint ventures	20		—	66	—	—
Income tax and social contribution tax	—	10	(16)	(7)	(3)	(2)	(111)
Net income (loss) for the year	20	(951)	32	(1,014)	15	(2)	229

Comprehensive income (loss) for the year	20	(951)	32	(1,014)	15	(2)	229
2018	Centroeste	Ativas Data Center	Taesa	Hidrelétrica Cachoeirão	Hidrelétrica Pipoca	Retiro Baixo	Aliança Norte
Assets
Current	19	17	1,927	23	12	47	—
Cash and cash equivalents	—	1	21	18	4	36	—
Non-current	36	106	6,689	85	95	354	1,247
Total assets	55	123	8,616	108	107	401	1,247

Liabilities
Current	6	23	647	8	11	32	—
Loans and financings – Current	3	9	11	—	7	14	—
Non-current	10	16	3,397	—	33	91	—
Loans and financings – Non-Current	10	13	410	—	33	82	—
Equity	39	84	4,572	100	63	278	1,247
Total liabilities and equity	55	123	8,616	108	107	401	1,247

Statement of income
Net sales revenue	14	70	1,635	50	29	71	—
Cost of sales	(1)	(72)	(362)	(29)	(12)	(29)	—
Depreciation and amortization	—	—	—	(3)	(3)	(10)	—
Gross profit (loss)	13	(2)	1,273	21	17	42	—
General and administrative expenses	—	(16)	(144)	—	—	(4)	(3)
Finance income	1	—	63	1	—	2	1
Finance expenses	(3)	(3)	(274)	—	(4)	(11)	(1)
Operational profit (loss)	11	(21)	918	22	13	29	(3)
Share of (loss) profit, net, of subsidiaries and joint ventures	—	—	301	—	—	—	97
Income tax and social contribution tax	(1)	—	(147)	(2)	(1)	(3)	—
Net income (loss) for the year	10	(21)	1,072	20	12	26	94

Comprehensive income (loss) for the year	10	(21)	1,072	20	12	26	94
2018	Amazônia Energia	Madeira Energia	Baguari Energia	Renova (restated)	Aliança Geração
Assets
Current	—	618	44	1,738	791
Cash and cash equivalents	—	69	8	15	381
Non-current	1,360	22,453	201	867	2,440
Total assets	1,360	23,071	245	2,605	3,231

Liabilities
Current	1	1,281	7	2,195	564
Loans and financings – Current	—	53	—	349	168
Non-current	—	17,134	5	510	809
Loans and financings – Non-Current	—	10,220	—	64	348
Equity	1,359	4,656	233	(100)	1,858
Total liabilities and equity	1,360	23,071	245	2,605	3,231

Statement of income
Net sales revenue	—	3,006	74	710	984
Cost of sales	—	(2,689)	(31)	(834)	(599)
Depreciation and amortization	—	(887)	(9)	(10)	(153)
Gross profit (loss)	—	317	43	(124)	385
General and administrative expenses	(1)	(195)	—	(458)	(31)
Finance income	2	128	3	3	33
Finance expenses	(2)	(1,881)	(1)	(320)	(89)
Operational profit (loss)	(1)	(1,631)	45	(899)	298
Share of (loss) profit, net, of subsidiaries and joint ventures	105	—	—	49	—
Income tax and social contribution tax	(1)	(112)	(4)	(6)	(100)
Net income (loss) for the year	103	(1,743)	41	(856)	198
		—		—
Comprehensive income (loss) for the year	103	(1,743)	41	(856)	198

Madeira Energia S.A. (‘MESA’) and FIP Melbourne

MESA is the parent company of Santo Antônio Energia S.A (‘SAESA’), whose objects are operation and maintenance of the Santo Antônio Hydroelectric Plant and its transmission system, on the Madeira River. MESA’s shareholders include Furnas, Odebrecht Energia, SAAG and the Company.

On December 31, 2020 MESA reported a loss of R$1,445 (R$951 on 2019) and negative net working capital of R$205 (R$427 on 2019). Hydroelectric plants project finances structurally present negative net working capital in the first years of operation, because they are built using high levels of financial leverage. On the other hand, they have firm long term contracts for energy supply as support and guarantee of payment of their debts. To balance the situation of negative working capital, in addition to its long-term sale contracts that ensure regularity in its operational cash flow, MESA benefits from its debt reprofiling, which adjusted its debt repayments flow to its cash generation capacity, so that the investee does not depend on additional investment from the shareholders.

Arbitration proceedings

In 2014, Cemig GT and SAAG Investimentos S.A. (SAAG), a vehicle through which Cemig GT holds an indirect equity interest in MESA, opened arbitration proceedings, in the Market Arbitration Chamber, challenging the following: (a) the approved increase in the capital of MESA of approximately R$678 partially to be allocated to payment of the claims by the Santo Antonio Construction Consortium (‘CCSA’), based on absence of quantification of the amounts supposedly owed, and absence of prior approval by the Board of Directors, as required by the bylaws and Shareholders’ Agreement of MESA; and also on the existence of credits owed to MESA by CCSA, for an amount greater than the claims; and (b) against the adjustment for impairment carried out by the Executive Board of MESA, in the amount of R$678, relating to certain credits owed to Mesa by CCSA, on the grounds that those credits are owed in their totality by express provision of contract.

The arbitration judgment recognized the right of Cemig GT and SAAG in full, and ordered the annulment of the acts being impugned. As a consequence of this decision, MESA reversed the impairment, and posted a provision for receivables in the amount of R$678 in its financial statements as of December 31, 2017. On December 31, 2020, the investee confirmed its assets recoverability expectation and maintained the provision for receivables in the amount of R$678.

To resolve the question of the liability of the CCSA consortium to reimburse the costs of re-establishment of the collateral and use of the contractual limiting factor, the affiliated company opened arbitration proceedings with the International Chamber of Commerce (ICC) against CCSA, which are in progress. This process is confidential under the Arbitration Regulations of the ICC.

Cemig GT and SAAG Investimentos S.A. applied to the judiciary for provisional remedy prior to the arbitration proceeding, to suspend the effects of the capital increase approved by an Extraordinary General Meeting of Shareholders of Mesa held on August 28, 2018. This process is also confidential under the Arbitration Regulations of the Market Arbitration Chamber.

Renova Energia S.A. - court-supervised reorganization (‘Renova’)

The investee Renova, currently in court-supervised reorganization, has been reporting recurring losses and presenting negative net working capital, net equity (uncovered liabilities) throughout the past years.

On December 31, 2020, the jointly-controlled investee Renova, reported a consolidated profit of R$22 (loss of R$1,014 in 2019 and R$856 in 2018), accumulated losses of R$ 3,994 (R$ 4,017 in 2019 and R$3,058 in 2018), an equity deficit of R$1,108 (R$1,130 in 2019 and R$100 in 2018). Renova reported a positive net working capital in 2020 of R$273, in contrast to the negative net working capital reported in the past years of R$2,907 in 2019 and R$457 in 2018. This scenario reflects the court-supervised reorganization plan, which provide the agreements to balance the group liabilities, the renegociation of interest rates and the extension of debts maturity.

In view of the investee’s equity deficit, the Company reduced the carrying value of its equity interests in Renova, at December 31, 2018, to zero and no further losses have been recognized, considering the non-existence of any legal or constructive obligations to the investee.

Additionally, the Company recorded, since June 30, 2019, an impairment of the receivables with the jointly-controlled entity in the amount of R$688.

Renova for court-supervised reorganization

On October 16, 2019, was granted court-supervised reorganization petition applied by Renova, and by the other companies of the group (‘the Renova Group’).

On October 25, 2019, Cemig GT made an Advance for Future Capital Increase to Renova, of R$5 and subsenquently was agreeded between the Company and Renova a Debtor in Possession (DIP) loan agreements in the total amount of R$37. The funds of these loans, made under specific rules of court-supervised reorganization proceedings, were necessary to support the expenses of maintaining the activities of Renova, and were authorized by the second State of São Paulo Bankruptcy and Court-supervised Reorganization Court. They are guaranteed by a fiduciary assignment of shares in a company owning assets of a wind power project owned by Renova, and they also have priority of receipt in the court-supervised reorganization process.

On May 2, 2020, the State of São Paulo Bankruptcy and Court-supervised Reorganization Court issued a decision ordering that the DIP loan, in the total amount of R$37, with asset guarantee, already constituted and registered, would be subscribed as a capital increase in Renova. Company has filed a Motion for Clarification and in a virtual and permanent session of the 2nd Chamber of Business Law of the São Paulo Court of Justice, decided to uphold the appeal. Thus, the clauses of the court-supervised plan that deal with the loan contracts signed by the Company are maintained, for a while.

On September 21, 2020, Renova approved the proposal made by the Company for suspension of the obligations in the PPA signed between them, as amended from time to time, for incentive-bearing wind power which were linked to phase A of the Alto Sertão III Wind Complex. The suspension will remain in effect until the beginning of the commercial operation of the facilities aimed at the Free Market, planned for December 2022, and is duly aligned with the strategic planning set out for compliance with the Renova reorganization plan.

On October 8, 2020, the Board of Renova approved acceptance of the binding proposal presented by Prisma Capital Ltda. for acquisition of the rights and assets related to Phase B of the Alto Sertão III Wind Complex, under first proposer (‘Stalking Horse’) conditions, with right of preference in the acquisition, subject to the usual conditions precedent, including approval by a General Meeting of Creditors, which occurred on December 18,2020. The proceeds obtained will be specifically directed to compliance with its obligations under the Court-Supervised Reorganization Plan and restart of the works on Phase A of the Alto Sertão III Wind Complex.

On December 18, 2020, the General Meeting of Creditors approved the court-supervised reorganization plans submitted to the court by Renova. The economic and financial reasonableness of the two plans was presented at the creditors’ meeting, as follows:

(i)	raising of a bridge loan for completion of the Alto Sertão III wind complex – this was signed on December 17, 2020, in the amount of R$350, in the Debtor in Possession (DIP) financing form, by the subsidiary Chipley SP Participações S.A., with co-obligations by Renova Energia S.A. And Renova Participações S.A., to be allocated specifically to resumption of the works on Phase A of the Alto Sertão III Wind Complex;
(ii)	sale of assets, principally the shareholding in Brasil PCH, and some wind power ongoing projects;
(iii)	renegotiation of the period for settlement of liabilities, with alteration only of maturities, and not amounts; and
(iv)	conclusion of the works on the Alto Sertão III Wind Complex.

In this sense, the plans describe the means of recovery in detail, give details of the DIP bridge loan, identify the Isolated Production Units (UPIs) and specify the procedure for resources disposal and allocation.

The mainly effects of the approval of the court-supervised reorganization plan on Renova’s financial statements at December 2020 are as follow:

(i)	the investments in Brazil PCH, Enerbras, AS III Phase B and Mina de Ouro are presented as held for sale, in current assets;
(ii)	liabilities were updated from the date of application for court-supervised reorganization until December 31, 2020 at 100% of the CDI rate;
(iii)	the liabilities to controlling shareholders were updated from the date of approval of the application for court-supervised reorganization, at 100% of the CDI rate; and
(iv)	the interest provisioned for the period between approval of the application and approval of the plan was reversed.

On February 11, 2021, PSS Principal Fundo de Investimento em Participações Multiestratégia, managed by Prisma Capital Ltda., won the competitive tender for sale of the Phase B UPI specified in the Renova Group’s court-supervised reorganization Plan, with the proposal of R$58, 16.77% higher than the minimum value specified in the Plan. Renova and the PSS Principal Fund will sign the final instruments for acquisition, in the terms of the Tender of the Phase B UPI, in order to begin compliance with the precedent conditions that are usual in such transactions.

Further, on March 1, 2021 the Board of Directors of Renova approved an increase in the share capital of this investee of until R$1,421, with the condition that partial subscription of R$ 332 or more, corresponding to the amount of the credits to be capitalized under the Plans, will be accepted. The capital increase and its final amount are subject to approval by the Board of Directors, after expiry of the periods for exercise of rights of first refusal and subscription of leftover shares by holders of subscription rights. The Company is not part of the group of creditors that requested conversion of their credits into equity, and also will not subscribe any part of the capital increase. As a result, the equity interest held by the Company in Renova will be reduced from 29.81% to 15.15% of the total capital, considering that no other shareholder subscribes the capital increase. There will be no effect on the present jointly control of Renova.

On March 2, 2021 the contract for sale of shares of the Phase B UPI was signed, on the terms specified in the Tender of that UPI and in the Renova Group’s court-supervised reorganization Plan, subject to implementation of the suspensive conditions that are usual in the market.

On March 5, 2021, in the context of the court-supervised reorganization, Renova received R$362 from the Debtor in Possession financing contracted by its subsidiary Chipley SP Participações S.A. – in court-supervised reorganization with co-obligations by Renova and Renova Participações S.A. – in court-supervised reorganization, through a Bank Credit Note structured by Quadra Gestão de Recursos S.A. (‘Quadra Capital’) and issued in favor of QI Sociedade de Crédito Ltda., as specified and authorized in the court-supervised reorganization proceedings of the Renova Group, currently under the 2nd Court for Bankruptcies and Court-Supervised Reorganization of the Legal District of São Paulo State. The funds obtained will enable resumption of the works for conclusion of construction and start of commercial operation of Phase A of Alto Sertão III.

Considering the non-existence of any legal or constructive obligations to the investee, the Company has concluded that the granted of court-supervised reorganization filed by Renova and approved by the court does not have any additional impact in its financial statements.

Amazônia Energia S.A. and Aliança Norte Energia S.A.

Amazônia Energia and Aliança Norte are shareholders of Norte Energia S.A. (‘NESA’), which holds the concession to operate the Belo Monte Hydroelectric Plant. Through the jointly-controlled entities referred to above, Cemig GT owns an indirect equity interest in NESA of 11.69%.

On December 31, 2020 NESA presents negative net working capital of R$160 (R$3.309 on December 31, 2019), and will spend further amounts on projects specified in its concession contract, even after conclusion of the construction and full operation of the Belo Monte Hydroelectric Plant. According to the estimates and projections, the negative net working capital, and the future demands for investments in the hydroelectric plant, will be supported by revenues from future operations and/or raising of bank loans.

NESA joined the BNDES Program to Support Maintenance of Productive Capacity, Employment and Income, in the context of the Covid-19 pandemic crisis, obtaining suspension of the FINEM Direct Installment payment from June to November 2020, and the FINEM Indirect Installment payment from July to December 2020, and in consequence, it cannot distribute dividends greater than 25% in 2020. The investee’s adherence to this program contributed significantly to reduction of its negative net working capital on December 31, 2020.

On September, 2015, NESA was awarded a preliminary injunction ordering the regulator to ‘abstain, until hearing of the application for an injunction made in the original case, from applying to Appellant any penalties or sanctions in relation to the Belo Monte Hydroelectric Plant not starting operations on the date established in the original timetable for the project, including those specified in an the regulator (Aneel) Normative Resolution 595/2013 and in the Concession Contract for the Belo Monte Hydroelectric Plant’. The legal advisors of NESA have classified the probability of loss as ‘possible’ and estimated the potential loss on December 31, 2020 to approximately R$2,407 (R$1,962 on December 31, 2019).

d)	Business combination - Centroeste

On January 13, 2020, Centroeste became a wholly own subsidiary of the Company through the acquisition of the remaining equity interest of 49% held by Eletrobras. The acquisition, which resulted in the Company obtaining control, is the result of exercise of the right of first refusal for acquisition of the shareholding offered in Eletrobras Auction 01/2018, Lot P, held on September 27, 2018, and confirmed on January 15, 2019.

Centroeste operates in construction, operation and maintenance of the transmission facilities of the Furnas-Pimenta transmission line – part of the national grid.

The cash consideration paid for the acquisition was R$45, resulting from the price in the Tender Announcement, adjusted by the accumulated variation of the Selic rate up to the date of conclusion of the transaction, less all dividends and/or interest on equity paid or declared by Centroeste in favor of Eletrobras in the period.

The Company applied the acquisition method to account for the business combination and measured the identifiable assets and liabilities assumed at their acquisition-date fair value, in accordance with IFRS 3.

Assets acquired – Fair value calculation

The fair value of the net assets acquired and the remeasurement of the previously held interest, which impacts were recognized in 2020, are as follows:

Centroeste
Fair value on the acquisition date	120
Equity interest held by the Company before the acquisition of control	51%
Previously held interest at fair value on the date control was obtained	61
Carrying value of the investment	(24)
Remeasurement of previously held equity interest in subsidiaries acquired	37

The fair value of interest acquired in relation to cash consideration is as follows:

Centroeste
Cash consideration paid for 49% of the equity of Centroeste	45
Previously held interest, valued at fair value on the acquisition date – 51%	61
Bargain purchase	14
Total	120

The fair value of the assets and liabilities acquired at the acquisition date, is as follows:

Assets	Fair value	Liabilities	Fair value
Current	29	Current	6
Cash and cash equivalents	27	Loans and financings	3
Other current assets	2	Interest on equity and dividends payable	2
Non-current	108	Other current liabilities	1
Contract assets	108	Non-current	11
		Loans and financings	8
		Provisions	3
		Fair value of net identifiable assets	120

Effect upon profit or loss in 2020

Regarding the adjustments mentioned above, the total amounts recognized in profit or loss in 2020 arising from the acquisition of Centroeste’s equity interest of 49% is as follows:

Centroeste
Gain on remeasurement of previously held equity interest in the subsidiaries acquired (51%)	37
Bargain purchase – gain arising from the acquisition of the additional equity interest of 49%	14
Total	51

The above mentioned effects are presented in the operating segment of transmission.

e)   Acquisition of interest in special-purpose companies (‘SPCs’) operating in photovoltaic solar generation

On November 25, 2020, the Company’s wholly-owned subsidiary Cemig Soluções Inteligentes em Energia S.A. (‘Cemig Sim’) acquired 49% of interest in seven special-purpose companies operating in photovoltaic solar generation for the distributed generation market (‘geração distribuída’), with total installed capacity of 29.45MWp, for R$55. On August 19, 2020 and on September 30, 2020, this wholly-owned subsidiary also acquired 49% of interest in two others SPCs operating in the same market segment for R$8 and R$10, respectively, with total installed capacity of 11.62 MWp.

Cemig Sim acquired the shares as result of exercising a call option, which granted Cemig Sim the right to buy 49% of the shares of the special-purpose companies that were owned by Mori Energia Holding S.A, as established in the Memorandum of Understanding (MOU) signed in June 2019. The conditions established in the shareholders agreements signed by Cemig Sim and Mori Energia in order to determine the entities management composition and their corporate governance lead to the their qualification as jointly controlled entities.

The acquisition-date fair values of the identifiable assets and liabilities and other related information are presented below:

Entity	Generation Capacity (MW)	Generation Capacity (MWp)	Acquisition date	Net fair value of the identifiable assets and liabilities – Cemig Sim shareholding (49%)	Transaction price - R$	Bargain purchase /Loss
Corinto	5	5.28	19/08/2020	9	9	—
Manga	5	6.34	30/09/2020	11	10	1
Bonfinópolis	2.5	3.45	25/11/2020	6	6	—
Lagoa Grande	5	7.33	25/11/2020	15	12	3
Lontra	5	6.38	25/11/2020	17	14	3
Mato Verde	2.5	3.23	25/11/2020	6	5	1
Mirabela	2	2.59	25/11/2020	4	5	(1)
Porteirinha	2.5	3.23	25/11/2020	6	6	—
Porteirinha II	2.5	3.23	25/11/2020	6	6	—
Total	32	41.06	—	80	73	7

The excess of the Cemig Sim’s share of the net fair value of the investee’s identifiable assets and liabilities over the cost of the investment (bargain purchase) was included as income in the determination of the Cemig Sim’s share of the entities’ profit or loss in the period in which the investment was acquired. The deferred tax liability was recognized, according to IAS 12.

f)    Risks related to compliance with law and regulations

Jointly controlled entities and affiliates:

Norte Energia S.A. (‘NESA’) - through Amazônia Energia and Aliança Norte

Investigations and other legal measures are in progress since 2015, conducted by the Federal Public Attorneys’ Office, which involve other shareholders of NESA and certain executives of those other shareholders. In this context, the Federal Public Attorneys have started investigations on irregularities involving contractors and suppliers of NESA and of its other shareholders, which are still in progress. At present, it is not possible to determine the outcome of these investigations, and their possible consequences. These might at some time in the future affect the investee. In addition, based on the results of the independent internal investigation conducted by NESA and its other shareholders, an infrastructure write-down of R$183 was already recorded at NESA, and reflected in the Company’s consolidated financial statements through the equity pick effect in 2015.

On March 9, 2018 ‘Operação Buona Fortuna’ started, as a 49th phase of ‘Operation Lava Jato’ (‘Operation Carwash’). According to what has been disclosed by the media this operation investigates payment of bribes by the construction consortium of the Belo Monte power plant, comprising the companies Camargo Corrêa, Andrade Gutierrez, Odebrecht, OAS and J. Malucelli. Management of NESA believes that so far there are no new facts that have been disclosed by the 49th phase of ‘Operation Carwash’ that require additional procedures and internal investigation in addition to those already carried out.

The Company’s management, based on its knowledge of the matters described above and on the independent procedure carried out, believes that the conclusions presented in the report of the independent investigation are adequate and appropriate. As a result, no adjustment has been made on its financial statements. The effects of any future changes in the existing scenario will be reflected appropriately in the Company’s financial statements.

Madeira Energia S.A. (‘MESA’)

There are ongoing Investigation and other legal measures conducted by the Federal Public Attorneys’ Office, which involve other indirect shareholders of MESA and certain executives of those other indirect shareholders. In this context, the Federal Public Attorneys have started investigations searching for irregularities involving contractors and suppliers of MESA and of its other shareholders. In response to allegations of possible illegal activities, the investee and its other shareholders started an independent internal investigation.

The independent internal investigation, concluded in February 2019, in the absence of any future developments such as any leniency agreements by third parties that may come to be signed or collaboration undertakings that may be signed by third parties with the Brazilian authorities, found no objective evidence enabling it to be affirmed that there were any supposed undue payments by MESA (SAESA) that should be considered for possible accounting write-off, pass-through or increase of costs to compensate undue advantages and/or linking of MESA with the acts of its suppliers, in the terms of the witness accusations and/or cooperation statements that have been made public.

The Company’s management, based on its knowledge of the matters described above and on the independent procedures carried out, believes that the conclusions presented in the report of the independent investigation are adequate and appropriate. As a result, no adjustment has been made on its financial statements. The effects of any future changes in the existing scenario will be reflected appropriately in the Company’s financial statements.

Renova Energia S.A. (‘Renova’)

Since 2017 Renova has been part of a formal investigation by the Civil Police of Minas Gerais State and other public authorities related to certain capital injections made by some of its controlling shareholders, including the Company and capital injections made by Renova in certain projects under development in previous years.

On April 11, 2019, the Brazilian Federal Police commenced the ‘Operation E o Vento Levou’ as part of the Lava Jato Investigation, and executed a search and seizure warrant issued by a Federal Court of São Paulo at Renova’s head office in São Paulo, based on allegations and indications of misappropriation of funds harmful to the interests of Cemig. Based on the allegations being investigated, these events are alleged to have taken place before 2015. On July 25, 2019 the second phase of such investigation initiated.

The ‘Operation E o Vento Levou’ and the police investigation by the Minas Gerais State Civil Police have not yet concluded. Thus, there is a possibility that material information may be revealed in the future. If a criminal action is filed against agents who damaged Renova, Renova intends to act as auxiliary to the prosecution in any criminal proceedings, and subsequently sue for civil recovery of the damages suffered.

Due to these third party investigations, the governance bodies of Renova requested opening of an internal investigation, conducted by an independent company with the support of an external law firm, the scope of which comprises assessment of the existence of irregularities, including noncompliance with: the Brazilian legislation related to acts of corruption and money laundering; Renova’s Code of Ethics; and its integrity policies. Additionally, a Monitoring Committee was established in Renova which, jointly with the Audit Committee, accompanied this investigation. The internal investigation was concluded on February 20, 2020, and no concrete evidences of acts of corruption or diversion of funds to political campaigns was identified.

However, the independent investigators identified irregularities in the conducting of business and agreement of contracts by Renova, including: (i) payments without evidence of the performance of services, in the total amount of approximately R$40; (ii) payments not in accordance with the company’s internal policies and best governance practices, in the total amount of approximately R$137; and (iii) deficiencies in the internal controls of the investee.

As a result of the analysis of the above mentioned values, Renova concluded that R$35 relates to effective assets and therefore no impairment is necessary. The remaining amount of R$142 was already impaired in previous years, producing no impact on the consolidated financial statements for the year ended December 31, 2019 and December 31, 2020.

In response to the irregularities found, and based on the recommendations of the Monitoring Committee and legal advisers, the Board of Directors of Renova decided to take all the steps necessary to preserve the rights of the investee, continue with the measures to obtain recovery of the losses caused, and strengthen the company’s internal controls.

Since the investment at Renova is fully impaired at December 31, 2020, and since no contractual or constructive obligations in relation to the investee have been assumed by the Company, it is not expected that effects resulting from the court-supervised reorganization process, or the investigations, or the operational activities of this investee can significantly impact the Company’s financial statements, even if such effects may not yet recorded by Renova.

Other investigations

In addition to the cases above, there are investigations being conducted by the Public Attorneys’ Office of the State of Minas Gerais (‘MPMG’) and by the Civil Police of the State of Minas Gerais (‘PCMG’), which aim to investigate possible irregularities in the investments made by the Company in Guanhães Energia and also in MESA. Additionally, on April 11, 2019 agents of the Brazilian Federal Police were in the Company’s head office in Belo Horizonte to execute a search and seizure warrant issued by a São Paulo Federal Court in connection with the ‘Operation E o Vento Levou’, as described above.

These proceedings are being performed through reviewing documents demanded by the respective authorities, and by hearing of witnesses.

Internal procedures for risks related to compliance with law and regulations

Taking into account the investigations that are being conducted by public authorities relating to the Company and to certain investees, the governance bodies of the Company have authorized contracting specialized advisers to analyze the internal procedures related to these investments, as well as internal proceedings related to the acquisition of Light’s interest in Enlighted (see Note 25 of the Financial Statements). This independent investigation was subject to oversight of an independent Special Investigation Committee whose creation was approved by our Board of Directors.

The Company’s internal investigation was completed and the corresponding report was issued on May 8, 2020, and identified no objective evidence substantiating illegal acts made by Company in the Company’s investments that were the subjects of the investigation. Therefore, there was no impact in the Company consolidated financial statements, neither for the year ended in December 31, 2020 nor for prior periods.

Due to the completion of the internal investigations for which the Special Investigating Committee was constituted, the governance bodies of the Company decided to extinguish that Committee. If future needs arise from developments in this matter, the Committee can be reinstated.

In 2020, the Company began internal procedures for investigation of allegations that are the subject of inquiries by the Minas Gerais State Public Attorneys’ Office regarding certain alleged irregularities in public bidding purchasing processes. The investigation is being conducted by a new Special Investigation Committee (Comitê Especial de Investigação – CEI), with support from specialized independent advisers.

In the second semester of 2019, Company signed tolling agreements with the Securities and Exchange Commission (SEC) and US Department of Justice (DOJ), which was extended in February 2021 for an additional period of six months. Cemig continues to cooperate with the SEC and the DOJ.

The Company will evaluate any changes in the future and potential impacts that could affect the financial statements, if appropriate. The Company will continue to cooperate with the relevant domestic and foreign authorities in these investigations.